Submission	Jul. 16, 2025
Submission [Line Items]
Central Index Key	0001333986
Registrant Name	Equitable Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES